Nature of Operations and Going Concern	12 Months Ended
Dec. 31, 2024
Nature of Operations and Going Concern [Abstract]
Nature of operations and going concern
1.	Nature of operations and going concern

Digi Power X Inc. (formerly Digihost Technology Inc.) (the “Company” or “Digi Power”) and its subsidiaries, Digihost International, Inc., DGX Holding, LLC, World Generation X, LLC, and US Data Centers, Inc. (together the “Company”) is an innovative energy infrastructure Company that develops data centers to drive the expansion of sustainable energy assets. On March 6, 2025, the Company changed its name to Digi Power X Inc.

The Company is listed on the TSX Venture Exchange and the NASDAQ trading under the trading symbols DGX and DGXX, respectively. The head office of the Company is located at 218 NW 24TH Street, 2nd Floor, Miami, Florida 33127.

These consolidated financial statements of the Company were reviewed, approved and authorized for issue by the Board of Directors on March 28, 2025.

Going Concern

These consolidated financial statements have been prepared on the basis of accounting principles applicable to a going concern, which assume that the Company will continue in operation and will be able to realize its assets and discharge its liabilities in the normal course of operations. In assessing whether the going concern assumption is appropriate, management takes into account all available information about the future, which is at least, but not limited to twelve months from the end of the reporting period. The use of these principles may not be appropriate.

As at December 31, 2024, the Company has working capital deficiency of $3,398,621. The current working capital is not sufficient to meet the Company’s requirements and business growth initiatives. The Company’s ability to continue as a going concern depends upon its ability generate positive cashflows from its operations and to raise additional financing. Even if the Company has been successful in the past in raising financings, there is no assurance that it will manage to obtain additional financing in the future.

These events and conditions indicate that a material uncertainty exists that raises substantial doubt on the Company’s ability to continue as a going concern. These consolidated financial statements do not include any adjustments or disclosures that may be necessary should the Company not be able to continue as a going concern. If this were the case, these adjustments could be material.